Fair Value (Fair Value Option for Long-term Debt) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Option, Quantitative Disclosures [Line Items]
Carrying value at estimated fair value	$ 1,715	$ 2,027
Long-term debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Contractual principal balance	82	115
Difference between estimated fair value and contractual principal balance	4	2
Carrying value at estimated fair value	86	117
Consolidated Securitization Entities
Fair Value, Option, Quantitative Disclosures [Line Items]
Contractual principal balance	24	26
Difference between estimated fair value and contractual principal balance	(13)	(13)
Carrying value at estimated fair value	$ 11	$ 13